Revenue (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Three months ended
	March 31,
	2024	2023
	$	$
Royalties	4	18
License fees	-	760
Development services	-	1,339
Supply chain	-	11
	4	2,128

Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	March 31, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	244	1,350	1,594
NK Meditech	8	121	129
	252	1,471	1,723

	December 31, 2023
	Current	Non-current	Total
	$	$	$
Pharmanovia	209	1,420	1,629
NK Meditech	9	124	133
	218	1,544	1,762